Average Annual Total Returns - FidelityRealEstateInvestmentPortfolio-PRO - FidelityRealEstateInvestmentPortfolio-PRO - Fidelity Real Estate Investment Portfolio	Sep. 29, 2023
Fidelity Real Estate Investment Portfolio | Return Before Taxes
Average Annual Return:
Past 1 year	(24.30%)
Past 5 years	3.59%
Past 10 years	6.50%
Fidelity Real Estate Investment Portfolio | After Taxes on Distributions
Average Annual Return:
Past 1 year	(26.00%)
Past 5 years	1.99%
Past 10 years	5.01%
Fidelity Real Estate Investment Portfolio | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(13.22%)
Past 5 years	2.62%
Past 10 years	4.85%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.56%
IXWEJ
Average Annual Return:
Past 1 year	(26.12%)
Past 5 years	1.02%
Past 10 years	4.97%